Schedule of cash and cash equivalents (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Cash And Cash Equivalents
Cash on hand	$ 310	$ 395		$ 1,500
Cash at banks	2,341,920	2,978,688		1,949,553
Cash and cash equivalents	$ 2,342,230	$ 2,979,083	$ 1,533,967	$ 1,951,053	$ 1,217,448